Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of annual rate of deprecation
%
Computers	33
Laboratory equipment	10
Furniture and equipment	7
Leasehold improvement - over the shorter of the lease term or the estimated useful life of the improvement